Employee Benefits - Asset Target Allocations Prescribed by Pension Funds' Investment Policies (Details)	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%
Global equity
Defined Benefit Plan Disclosure [Line Items]
Total	16.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total	84.00%